COMMITMENTS CONTINGENCIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Minimum Rental And Lease Payments	$ 4,544	$ 5,920
Later than five years [member]
Statement [Line Items]
Minimum Rental And Lease Payments	3,312	3,965
Not later than one year [member]
Statement [Line Items]
Minimum Rental And Lease Payments	180	714
1-5 years [member]
Statement [Line Items]
Minimum Rental And Lease Payments	$ 1,052	$ 1,241